Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.000216	₪ 0.000216
Ordinary Shares, shares authorized	165,000,000	130,000,000
Ordinary Shares, shares outstanding	85,749,331	77,925,095